Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregation - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue disaggregation, total	$ 297,239	$ 210,659
Direct-to-Consumer [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation, total	195,060	152,682
Marketplace [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation, total	66,510	38,762
Retail [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregation, total	$ 35,669	$ 19,215